Organization and Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2025
Organization and Basis of Presentation [Abstract]
Schedule of Consolidated Financial Statements

The accompanying consolidated financial statements reflect the activities of Park Ha Cayman and each of the following entities:

Name	Background	Ownership
Park Ha Biological Technology (HK) Co., Ltd.	Incorporated on October 25, 2022 as a limited liability company in Hong Kong	100% owned by Park Ha Cayman
Park Ha Investment (Wuxi) Co., Ltd.	Incorporated on May 5, 2023 as a limited liability company in the PRC	100% owned by Park Ha HK
Jiangsu Park Ha Biological Technology Co., Ltd.	Incorporated on August 13, 2019 as a limited liability company in the PRC	100% owned by Park Ha Investment
Wuxi Xinzhan Enterprise Management Consulting Co., Ltd.	Incorporated on March 31, 2016 as a limited liability company in the PRC	100% owned by Park Ha Investment
Shanghai Park Ha Industrial Development Co., Ltd.	Incorporated on April 17, 2017 as a limited liability company in the PRC	100% owned by Xinzhan
Wuxi Muchen Biotechnology Co., Ltd	Incorporated on February 21, 2025 as a limited liability company in the PRC	100% owned by Park Ha Jiangsu
Wuxi Mufeng Biotechnology Co., Ltd.	Incorporated on February 21, 2025 as a limited liability company in the PRC	100% owned by Park Ha Jiangsu
Xinyuexuan Beauty Salon，Wuxi Economic Development Zone	Incorporated on July 28, 2025	100% agreement control by Park Ha Jiangsu
Aimeihui Beauty Center Wuxi Economic Development Zone	Incorporated on August 11, 2025	100% agreement control by Park Ha Jiangsu
Huishan District Xuanyayue Beauty Salon	Incorporated on January 22, 2025	100% agreement control by Park Ha Jiangsu (close down on Oct.10 2025)